INVENTORIES	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORIES [Text Block]

6. INVENTORIES

	December 31,	December 31,
	2021	2020

Warehouse inventory(1)	$8,698	$8,717
Stockpile inventory(2)	2,335	3,982
Finished Goods inventory(3)	15,550	3,580
Work in process inventory	902	361
	$27,485	$16,640

(1) The warehouse inventory balance at December 31, 2021 is net of a write down to net realizable value of $539 (December 31, 2020 - $Nil) at the Guanacevi and $357 (December 31, 2020 - $Nil) at the Bolañitos mine.

(2) The stockpile inventory balance at December 31, 2021 is net of a write down to net realizable value of $Nil- (December 31, 2020 - $254) for stockpile inventory held at the El Compas mine.

(3) The finished goods inventory balance at December 31, 2021 is net of a write down to net realizable value of $nil- (December 31, 2020 - $151) for finished goods inventory held at the El Compas mine.